Other intangible assets	12 Months Ended
Mar. 31, 2025
Disclosure of detailed information about intangible assets [abstract]
Other intangible assets
14.
Other intangible assets

The following is a summary of changes in the carrying value of intangible assets:

	Product related intangibles		Customer related intangibles		Others		Total
Gross carrying value
Balance as of April 1, 2023	Rs.	113,430	Rs.	105	Rs.	5,217	Rs.	118,752
Additions (1)		9,714		-		1,448		11,162
Effect of changes in foreign exchange rates		869		1		2		872
Balance as of March 31, 2024	Rs.	124,013	Rs.	106	Rs.	6,667	Rs.	130,786

Balance as of April 1, 2024	Rs.	124,013	Rs.	106	Rs.	6,667	Rs.	130,786
Additions (1)		9,081		-		908		9,989
Assets acquired through business combinations (2)		56,955		-		-		56,955
Disposals/De-recognitions		(380)		-		(7)		(387)
Effect of changes in foreign exchange rates		3,013		3		-		3,016
Balance as of March 31, 2025	Rs.	192,682	Rs.	109	Rs.	7,568	Rs.	200,359

Amortization/impairment loss
Balance as of April 1, 2023	Rs.	84,966	Rs.	105	Rs.	2,832	Rs.	87,903
Amortization for the year		4,864		-		401		5,265
Impairment loss, net (4)		(59)		-		18		(41)
Effect of changes in foreign exchange rates		705		1		2		708
Balance as of March 31, 2024	Rs.	90,476	Rs.	106	Rs.	3,253	Rs.	93,835

Balance as of April 1, 2024	Rs.	90,476	Rs.	106	Rs.	3,253	Rs.	93,835
Amortization for the year		6,146		-		407		6,553
Impairment loss, net (3)		1,689		-		-		1,689
Disposals/De-recognitions		(75)		-		-		(75)
Effect of changes in foreign exchange rates		1,544		3		7		1,554
Balance as of March 31, 2025	Rs.	99,780	Rs.	109	Rs.	3,667	Rs.	103,556

Net carrying value
As of March 31, 2023	Rs.	28,464	Rs.	-	Rs.	2,385	Rs.	30,849
As of March 31, 2024	Rs.	33,537	Rs.	-	Rs.	3,414	Rs.	36,951
As of March 31, 2025	Rs.	92,902	Rs.	-	Rs.	3,901	Rs.	96,803

(1)	Additions during the year ended March 31, 2025, primarily consists of:

•
Rs.5,025 (U.S.$58) pertaining to the upfront consideration paid and other additional milestone consideration pursuant to the acquisition of exclusive rights to commercialize daratumumab biosimilar HLX 15 in
the United States and
Europe from Shanghai Henlius Biotech, Inc. (“Henlius”). Under the terms of the agreement, Henlius will be responsible for development, manufacturing and commercial supply, and is eligible to receive consideration upon achievement of commercial milestones, bringing the total potential consideration (including upfront consideration and milestone payments) of up to
Rs.11,243 (U.S.$131.6). In addition, Henlius is eligible to receive royalties on annual net sales of the product upon commercialization.

•
Rs.1,764 (U.S.$ 20.70) paid as upfront consideration and additional milestone consideration for the acquisition of exclusive rights in the United States, and semi-exclusive rights in Europe and the United Kingdom, to commercialize AVT03 (denosumab), a biosimilar candidate to Prolia® and Xgeva®.

•	The acquisition of the rights to commercialize Helinorm, a food supplement product, in Russia and other countries, for a consideration of Rs.820 (RUB 970).

Additions during the year ended March 31, 2024, primarily consists of:

•
The acquisition of a generic prescription products portfolio in the United States from Mayne Pharma Group Limited, which includes consideration of Rs.7,395 (U.S.$90) attributable to product related intangibles. The portfolio consists of 44 commercial products, 42 approved non-marketed products and four pipeline products, including a number of generic products focused on women’s health. Approved high-value products include a hormonal vaginal ring, a birth control pill and a cardiovascular product.

•	The acquisition of rights to commercialize toripalimab in India and eight other countries from Shanghai Junshi Biosciences Co., Limited for a consideration of Rs.824 (U.S.$10).

(2)	Refer to Note 36 of these consolidated financial statements for details regarding assets acquired through business combinations during the year ended March 31, 2025.

In-process research and development assets (“IPR&D”)

Tabulated below is the reconciliation of amounts relating to in-process research and development assets as at the beginning and at the end of the year:

	As of March 31,
	2025		2024
Opening balance	Rs.	683	Rs.	663
Add: Additions during the year		85		206
Less: Capitalizations during the year		(70)		(192)
Less : Impairment		(43)		-
Effect of changes in foreign exchange rates		7		6
Closing balance	Rs.	662	Rs.	683

(3)	Impairment losses recorded for the year ended March 31, 2025

Impairment of intangibles pertaining to acquisition from Mayne consists of:

•
an amount of Rs.907 towards Haloette® (a generic equivalent to Nuvaring®), a product-related intangible, due to constraints on procurement of the underlying product from its contract manufacturer, resulting in a lower recoverable value compared to the carrying value.

•	an amount of Rs.270 pertaining to impairment of certain product related intangibles, due to adverse market conditions resulting in lower recoverable value compared to the carrying value.

Other impairments:

During the year ended March 31, 2025, consequent to adverse market conditions with respect to certain product related intangibles, the company assessed the recoverable value of certain products and recognized impairment loss of Rs.512 primarily pertaining to business in India and Europe.

The above impairment charge pertains to the Company’s Global Generics segment.

(4)	Impairment losses recorded for the year ended March 31, 2024

Impairment of intangibles pertaining to saxagliptin/metformin and enalaprilat:

•
For the year ended March 31, 2024, the Company recorded a reversal of impairment loss of Rs.226 with respect to saxagliptin/metformin (a generic version of Kombiglyze
®
- XR) and enalaprilat (a generic version of Vasotec
®
) pursuant to the launches of these two products during the year.

As a result of favorable changes in market conditions and in the circumstances that led to the initial impairment during the year ended March 31, 2021, the Company revisited the market volumes, share and price assumptions of these two products and re-assessed the recoverable amount. Accordingly, these products were capitalized as product related intangibles, with a corresponding reversal of impairment loss of Rs.191 and Rs.35, respectively.
These impairment loss reversals pertain to the Company’s Global Generics segment.

Other impairments:

•
Consequent to adverse market conditions with respect to certain products related intangibles and software platforms, the Company assessed the recoverable amount and recognized impairment loss of Rs.86 and Rs.99 forming part of the Company’s Global Generics segment and Others segment, respectively, for the year ended March 31, 2024.

The Company used the discounted cash flow approach to calculate the value-in-use which considered assumptions such as revenue projections, rate of generic penetration, estimated price erosion, the useful life of the asset and the net cash flows have been discounted based on post tax discount rate.

Details of significant acquired intangible assets as of March 31, 2025 are as follows:

Particulars of the asset	Acquired from	Carrying net book value
Consumer Healthcare Portfolio of Nicotine Replacement Therapy	Haleon UK Enterprises Limited	Rs.54,881
Select portfolio of branded generics business	Wockhardt Limited	10,945
daratamumab biosimilar HLX 15	Shanghai Henlius Biotechz,Inc	4,958
Cardiovascular brand Cidmus ® in India	Novartis AG	4,195
Portfolio of generic prescription products	Mayne Pharma Group Limited	3,527
Select portfolio of dermatology, respiratory and pediatric assets	UCB India Private Limited and affiliates	2,556